Leases	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Leases

11. Leases

The Company leases certain assets under lease agreements. During the year ended December 31, 2023, the Company entered into three new office leases in Turkey, commencing January 1, 2023, February 15, 2023 and March 1, 2023, respectively. The leases all have a five-year term.

The Company used an incremental borrowing rate (“IBR”) of 35% in determining its lease liabilities. The IBR was derived from the Company’s assessment of its borrowings in Turkey.

Lease liability	December 31, 2023	December 31, 2022	December 31, 2021
Beginning balance	$8,609	$15,324	$39,809
Additions, cost	236,201	-	-
Interest expense	53,831	1,378	3,480
Lease payments	(85,271)	(5,499)	(11,114)
Currency translation adjustment	(2,458)	(2,594)	(16,851)
Termination of lease	(69,217)	-	-
Ending balance	$141,695	$8,609	$15,324

As at December 31, 2023, the Company’s lease liability is as follows:

Lease liability	December 31, 2023	December 31, 2022	December 31, 2021
Current portion of lease liability	$19,637	$4,057	$6,732
Long-term portion of lease liability	122,058	4,552	8,592
	$141,695	$8,609	$15,324

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Restated Consolidated Financial Statements

For the years ended December 31, 2023, 2022, and 2021

(Expressed in U.S. dollars)

11.	Leases (continued)

Future minimum lease payments to be paid by the Company as a lessee as of December 31, 2023 are as follows:

Operating lease commitments and lease liability
2024	$58,919
2025	57,488
2026	59,163
2027	60,921
Total future minimum lease payments	236,491
Discount	(94,796)
Total	$141,695

During the year ended December 31, 2023, $33,743 (2022 - $42,118 and 2021 - $30,909) of short-term leases were expensed to the consolidated statements of income (loss) and comprehensive income (loss).